Operating Leases (Details Textual) ₪ in Thousands	1 Months Ended							12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 24, 2019 USD ($)	Nov. 15, 2018 USD ($)	Nov. 15, 2018 ILS (₪)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 ILS (₪)	Jul. 28, 2016 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Leases (Textual)
Expired date			April 2024	April 2024
Monthly payments	$ 15,000	$ 8,500	$ 25,000		$ 3,000
Reimbursed building adjustments costs			$ 689,000
Restricted deposit								$ 12,000	$ 154,000
Operating leases cost								619,000
Lease agreement, description					The Company signed a lease agreement for land in Yessod Hamaala that was previously leased. The new lease agreement is for four years, commencing May 1, 2017, with an option to extend for an additional six years, with a monthly rental amount of NIS 10 thousand (approximately $3).	The Company signed a lease agreement for land in Yessod Hamaala that was previously leased. The new lease agreement is for four years, commencing May 1, 2017, with an option to extend for an additional six years, with a monthly rental amount of NIS 10 thousand (approximately $3).
Rent expense								296,000	$ 331,000
Variable lease payments								$ 9,000
NIS [Member]
Operating Leases (Textual)
Monthly payments | ₪				₪ 89		₪ 10	₪ 30